Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Income before income taxes and discontinued operations:
Japan	¥71,317	¥109,363	¥181,891
Overseas	56,198	63,209	101,835

	¥127,515	¥172,572	¥283,726

Provision for income taxes:
Current—
Japan	¥11,956	¥7,428	¥18,296
Overseas	16,425	13,675	27,093

	28,381	21,103	45,389

Deferred—
Japan	18,079	27,371	48,922
Overseas	(1,852)	5,208	2,925

	16,227	32,579	51,847

Provision for income taxes	¥44,608	¥53,682	¥97,236

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Income before income taxes and discontinued operations	¥127,515	¥172,572	¥283,726

Tax provision computed at statutory rate	¥52,154	¥66,095	¥108,667
Increases (reductions) in taxes due to:
Change in valuation allowance	3,921	(3,371)	(17)
Non-deductible expenses for tax purposes	1,335	1,538	2,382
Non-taxable income for tax purposes	(2,852)	(2,128)	(3,224)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(6,821)	(4,720)	(5,805)
Effect of the new Japanese tax law	(7,137)	(580)	(5,775)
Other, net	4,008	(3,152)	1,008

Provision for income taxes	¥44,608	¥53,682	¥97,236

Total Income Tax Recognized

Total income taxes recognized in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Provision for income taxes	¥44,608	¥53,682	¥97,236
Income taxes on discontinued operations	(1,219)	(347)	4,681
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	1,357	5,936	4,728
Defined benefit pension plans	(1,774)	2,727	1,396
Foreign currency translation adjustments	335	7,225	1,756
Net unrealized gains (losses) on derivative instruments	(648)	42	357

Total income taxes	¥42,659	¥69,265	¥110,154

Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2013 and 2014 are as follows:

	Millions of yen
	2013	2014
Assets:
Net operating loss carryforwards	¥39,762	¥79,712
Allowance for doubtful receivables on direct financing leases and probable loan losses	25,891	26,451
Investment in securities	24,329	17,380
Other operating assets	11,369	12,760
Accrued expenses	10,456	23,727
Installment loans	16,432	7,576
Other	50,913	73,382

	179,152	240,988
Less: valuation allowance	(18,831)	(28,669)

	160,321	212,319
Liabilities:
Investment in direct financing leases	14,617	7,855
Investment in operating leases	72,925	86,485
Unrealized gains on investment in securities	17,200	21,624
Deferred insurance policy acquisition costs	19,311	24,212
Policy liabilities	38,831	47,641
Other intangible assets	11,204	90,727
Undistributed earnings	32,723	65,532
Prepaid benefit cost	13,475	12,540
Other	52,636	62,779

	272,922	419,395

Net deferred tax liability	¥112,601	¥207,076

Net deferred tax assets and liabilities at March 31, 2013 and 2014 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2013	2014
Other assets	¥18,805	¥70,091
Income taxes: Deferred	131,406	277,167

Net deferred tax liability	¥112,601	¥207,076

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥387,269 million at March 31, 2014, which expire as follows:

Year ending March 31,	Millions of yen
2015	¥19,503
2016	862
2017	371
2018	87,397
2019	36,916
Thereafter	242,220

Total	¥387,269